Derivatives and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Notional Amounts under Swaps Contracts
The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2013	December 31, 2012
Contract notional amounts	13,571	14,579

Amount of Gain or Losses Recognized in Income on Derivatives

The following table sets forth the gains and (losses) recognized on the Company’s Swaps (derivatives) for the years ended December 31, 2013, 2012, and 2011 and their location in the Consolidated Statements of Income (thousands of dollars):

Gains (losses) recognised in income for derivatives not designated as hedging instruments:

(Thousands of dollars)

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2013		2012		2011
Swaps	Net cost of gas sold	$976		$(4,854)		$(18,201)
Swaps	Net cost of gas sold	(976	)*	4,854	*	18,201	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

Gains (Losses) Recognized in Other Comprehensive Income for Derivatives as Cash Flow Hedging Instruments

Gains (losses) recognised in other comprehensive income for derivatives designated as cash flow hedging instruments:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
(Thousands of dollars)
Amount of gain/(loss) realized/unrealized on FSIRS recognized in other comprehensive income on derivative	$—	$2,959	$(17,958)

Fair Values of Swaps in Consolidated Balance Sheets

The following table sets forth the fair values of the Company’s Swaps and their location in the Consolidated Balance Sheets (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2013 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$257	$(77)	$180
Swaps	Prepaids and other current assets	1,054	(253)	801
Swaps	Other current liabilities	126	(282)	(156)
Swaps	Other deferred credits	7	(11)	(4)

Total		$1,444	$(623)	$821

December 31, 2012 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$132	$(126)	$6
Swaps	Other current liabilities	391	(2,467)	(2,076)
Swaps	Other deferred credits	233	(552)	(319)

Total		$756	$(3,145)	$(2,389)

Paid to and Received from Counterparties for Settlements of Matured Swaps

The following table shows the amounts Southwest paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
(Thousands of dollars)
Paid to counterparties	$3,148	$14,843	$17,283

Received from counterparties	$915	$634	$—

Regulatory Assets/Liabilities Offsetting Derivatives at Fair Value in Consolidated Balance Sheets

The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the Consolidated Balance Sheets (thousands of dollars).

December 31, 2013 Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(180)
Swaps	Other current liabilities	(801)
Swaps	Prepaids and other current assets	156
Swaps	Deferred charges and other assets	4

December 31, 2012 Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(6)
Swaps	Prepaids and other current assets	2,076
Swaps	Deferred charges and other assets	319

Significant Other Observable Inputs

The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, the Company’s financial assets and liabilities that were accounted for at fair value (see Note 9 – Pension and Other Post Retirement Benefits for definitions of the levels of the fair value hierarchy):

Level 2 – Significant other observable inputs

	December 31, 2013	December 31, 2012
(Thousands of dollars)
Assets at fair value:
Prepaids and other current assets - Swaps	$801	$—
Deferred charges and other assets - Swaps	180	6
Liabilities at fair value:
Other current liabilities - Swaps	(156)	(2,076)
Other deferred credits - Swaps	(4)	(319)

Net Assets (Liabilities)	$821	$(2,389)